INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
(-) Cash and cash equivalents	R$ 335,307	R$ 583,352	R$ 792,252	R$ 327,198
Other assets	2,016,330	2,104,904
Noncurrent
Other assets	1,024,607	706,556
TOTAL ASSETS	177,466,715	181,210,208
CURRENT
Other liabilities	579,394	235,387
NON-CURRENT
Loans, Financing and Debentures	34,303,730	42,305,886
Other liabilities	1,271,847	1,496,527
Net Equity	71,394,146	56,008,948	R$ 42,752,532	R$ 44,064,927
TOTAL LIABILITIES AND EQUITY	R$ 177,466,715	R$ 181,210,208
CTEEP
Associates and joint ventures
Ownership interest (in percent)	36.05%	36.05%
Current
(-) Cash and cash equivalents	R$ 593,663	R$ 6,224
Other assets	2,035,404	2,436,439
Noncurrent
Financial assets, intangible assets, and PP&E	95,867	37,325
Other assets	16,293,877	15,306,539
TOTAL ASSETS	19,018,811	17,786,527
CURRENT
Loans, Financing and Debentures	658,553	280,729
Other liabilities	772,231	250,411
NON-CURRENT
Loans, Financing and Debentures	403,959	940,564
Other liabilities	5,389,749	5,246,176
Total Liabilities	7,224,492	6,717,880
Net Equity	R$ 11,794,319	R$ 11,068,647
IE Madeira
Associates and joint ventures
Ownership interest (in percent)		24.50%
Current
(-) Cash and cash equivalents		R$ 182,192
Other assets		474,127
Noncurrent
Financial assets, intangible assets, and PP&E		5,110,465
Other assets		181,899
TOTAL ASSETS		5,948,683
CURRENT
Loans, Financing and Debentures		173,943
Other liabilities		115,077
NON-CURRENT
Loans, Financing and Debentures		1,375,483
Other liabilities		1,471,970
Total Liabilities		3,136,473
Net Equity		R$ 2,812,210
EMAE
Associates and joint ventures
Ownership interest (in percent)	40.44%	40.44%
Current
(-) Cash and cash equivalents	R$ 397,457	R$ 216,626
Other assets	187,942	184,307
Noncurrent
Financial assets, intangible assets, and PP&E	77,804	72,957
Other assets	763,499	784,520
TOTAL ASSETS	1,426,702	1,258,410
CURRENT
Other liabilities	119,000	129,976
NON-CURRENT
Other liabilities	317,477	259,579
Total Liabilities	436,477	389,555
Net Equity	R$ 990,225	R$ 868,855
TDG
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 31,814
Other assets		33,118
Noncurrent
Financial assets, intangible assets, and PP&E		295,944
Other assets		8,338
TOTAL ASSETS		369,214
CURRENT
Loans, Financing and Debentures		3,393
Other liabilities		20,007
NON-CURRENT
Loans, Financing and Debentures		154,366
Other liabilities		126,467
Total Liabilities		304,233
Net Equity		R$ 64,981
Banda de Couro
Associates and joint ventures
Ownership interest (in percent)		1.70%
Current
(-) Cash and cash equivalents		R$ 10,379
Other assets		1,709
Noncurrent
Financial assets, intangible assets, and PP&E		127,029
Other assets		2,054
TOTAL ASSETS		141,171
CURRENT
Loans, Financing and Debentures		2,783
Other liabilities		6,672
NON-CURRENT
Loans, Financing and Debentures		62,335
Other liabilities		35,886
Total Liabilities		107,676
Net Equity		R$ 33,495
BARANAS I
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 3,128
Other assets		1,375
Noncurrent
Financial assets, intangible assets, and PP&E		118,510
Other assets		4,253
TOTAL ASSETS		127,266
CURRENT
Loans, Financing and Debentures		5,644
Other liabilities		2,408
NON-CURRENT
Loans, Financing and Debentures		62,218
Other liabilities		21,902
Total Liabilities		92,172
Net Equity		R$ 35,094
MUSSAMB
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 3,925
Other assets		1,293
Noncurrent
Financial assets, intangible assets, and PP&E		115,806
Other assets		5,409
TOTAL ASSETS		126,433
CURRENT
Loans, Financing and Debentures		5,155
Other liabilities		2,618
NON-CURRENT
Loans, Financing and Debentures		56,805
Other liabilities		21,883
Total Liabilities		86,461
Net Equity		R$ 39,972
Morro Branco I
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 2,627
Other assets		1,679
Noncurrent
Financial assets, intangible assets, and PP&E		116,042
Other assets		3,272
TOTAL ASSETS		123,620
CURRENT
Loans, Financing and Debentures		5,909
Other liabilities		2,430
NON-CURRENT
Loans, Financing and Debentures		65,079
Other liabilities		21,853
Total Liabilities		95,271
Net Equity		R$ 28,349
7 GAMELEIRAS
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 3,151
Other assets		3,810
Noncurrent
Financial assets, intangible assets, and PP&E		91,935
Other assets		13,241
TOTAL ASSETS		112,137
CURRENT
Loans, Financing and Debentures		5,216
Other liabilities		2,706
NON-CURRENT
Loans, Financing and Debentures		53,608
Other liabilities		2,689
Total Liabilities		64,219
Net Equity		R$ 47,767
S P DO LAGO
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 1,774
Other assets		3,337
Noncurrent
Financial assets, intangible assets, and PP&E		85,395
Other assets		16,736
TOTAL ASSETS		107,242
CURRENT
Loans, Financing and Debentures		5,374
Other liabilities		3,156
NON-CURRENT
Loans, Financing and Debentures		55,545
Other liabilities		4,035
Total Liabilities		68,110
Net Equity		R$ 39,132
Pedra Branca
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 7,592
Other assets		6,188
Noncurrent
Financial assets, intangible assets, and PP&E		82,459
Other assets		5,707
TOTAL ASSETS		101,946
CURRENT
Loans, Financing and Debentures		5,204
Other liabilities		2,737
NON-CURRENT
Loans, Financing and Debentures		49,560
Other liabilities		2,037
Total Liabilities		59,538
Net Equity		R$ 36,050
BARANAS III
Associates and joint ventures
Ownership interest (in percent)		1.50%
Current
(-) Cash and cash equivalents		R$ 13,031
Other assets		1,951
Noncurrent
Financial assets, intangible assets, and PP&E		84,961
Other assets		1,532
TOTAL ASSETS		101,475
CURRENT
Loans, Financing and Debentures		3,420
Other liabilities		4,401
NON-CURRENT
Loans, Financing and Debentures		43,326
Other liabilities		22,979
Total Liabilities		74,126
Net Equity		R$ 27,349
Manaus Construcao
Associates and joint ventures
Ownership interest (in percent)		19.50%
Current
(-) Cash and cash equivalents		R$ 1
Other assets		460
Noncurrent
Other assets		87,430
TOTAL ASSETS		R$ 87,891
MAN CONSTR
Associates and joint ventures
Ownership interest (in percent)	19.50%	19.50%
Current
(-) Cash and cash equivalents	R$ 30,082
Other assets	344
Noncurrent
Other assets	58,548
TOTAL ASSETS	88,974
CURRENT
Other liabilities	2,418	R$ 2,317
NON-CURRENT
Other liabilities	47,067	47,067
Total Liabilities	49,485	49,384
Net Equity	R$ 39,489	R$ 38,507
Tijoa Partic ipa es e Investimentos
Associates and joint ventures
Ownership interest (in percent)		49.90%
Current
(-) Cash and cash equivalents		R$ 35,973
Other assets		30,021
Noncurrent
Financial assets, intangible assets, and PP&E		37,123
Other assets		72
TOTAL ASSETS		R$ 103,189
Norte Energia
Associates and joint ventures
Ownership interest (in percent)	49.98%	49.98%
Current
(-) Cash and cash equivalents	R$ 194,147	R$ 252,763
Other assets	908,468	1,222,598
Noncurrent
Financial assets, intangible assets, and PP&E	43,279,924	41,608,558
Other assets	657,221	1,075,826
TOTAL ASSETS	45,039,760	44,159,745
CURRENT
Loans, Financing and Debentures	2,860,815	2,348,330
Other liabilities	1,551,300	1,341,796
NON-CURRENT
Loans, Financing and Debentures	25,218,056	25,578,153
Other liabilities	1,378,009	1,166,966
Total Liabilities	31,008,180	30,435,245
Net Equity	R$ 14,031,580	R$ 13,724,500
ESBR
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
(-) Cash and cash equivalents	R$ 122,422	R$ 95,767
Other assets	606,459	453,419
Noncurrent
Financial assets, intangible assets, and PP&E	19,232,356	19,362,325
Other assets	1,304,520	1,508,356
TOTAL ASSETS	21,265,757	21,419,867
CURRENT
Loans, Financing and Debentures	446,741	402,315
Other liabilities	479,396	487,343
NON-CURRENT
Loans, Financing and Debentures	10,035,991	10,409,556
Other liabilities	1,148,330	1,712,606
Total Liabilities	12,110,458	13,011,820
Net Equity	R$ 9,155,299	R$ 8,408,047
Madeira Energia S.A. (MESA)
Associates and joint ventures
Ownership interest (in percent)	43.00%	42.46%
Current
(-) Cash and cash equivalents	R$ 77,538	R$ 68,645
Other assets	672,399	549,585
Noncurrent
Financial assets, intangible assets, and PP&E	19,915,145	20,787,932
Other assets	1,764,490	1,665,469
TOTAL ASSETS	22,429,572	23,071,631
CURRENT
Loans, Financing and Debentures	284,507	169,178
Other liabilities	892,490	1,112,155
NON-CURRENT
Loans, Financing and Debentures	15,675,160	14,795,974
Other liabilities	1,872,655	2,337,731
Total Liabilities	18,724,812	18,415,038
Net Equity	R$ 3,704,760	R$ 4,656,593
Belo Monte Transmissora de Energia
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 36,481	R$ 36,725
Other assets	765,981	747,657
Noncurrent
Financial assets, intangible assets, and PP&E	6,434,399	6,240
Other assets	130,392	102,468
TOTAL ASSETS	7,367,253	7,110,985
CURRENT
Loans, Financing and Debentures	224,852	342,809
Other liabilities	83,288	123,745
NON-CURRENT
Loans, Financing and Debentures	3,080,320	2,436,758
Other liabilities	490,516	961,328
Total Liabilities	3,878,976	3,864,640
Net Equity	R$ 3,488,277	R$ 3,246,345
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 276,806	R$ 182,192
Other assets	624,764	474,127
Noncurrent
Financial assets, intangible assets, and PP&E	5,291,424	5,110,465
Other assets	89,644	181,899
TOTAL ASSETS	6,282,638	5,948,683
CURRENT
Loans, Financing and Debentures	251,430	173,943
Other liabilities	221,127	115,077
NON-CURRENT
Loans, Financing and Debentures	1,623,559	1,375,483
Other liabilities	1,102,724	1,471,970
Total Liabilities	3,198,840	3,136,473
Net Equity	R$ 3,083,798	R$ 2,812,210
Teles Pires Participaes
Associates and joint ventures
Ownership interest (in percent)	49.72%	49.44%
Current
(-) Cash and cash equivalents	R$ 43,031	R$ 27,857
Other assets	116,616	139,167
Noncurrent
Financial assets, intangible assets, and PP&E	4,670,067	4,803,349
Other assets	417,570	370,501
TOTAL ASSETS	5,247,284	5,340,874
CURRENT
Loans, Financing and Debentures	213,094	214,126
Other liabilities	110,465	160,783
NON-CURRENT
Loans, Financing and Debentures	2,861,799	3,053,391
Other liabilities	519,778	419,885
Total Liabilities	3,705,136	3,848,185
Net Equity	R$ 1,542,148	R$ 1,492,689
Belo Monte Transmissora
Associates and joint ventures
Ownership interest (in percent)	24.50%	24.50%
Current
(-) Cash and cash equivalents	R$ 36,481	R$ 36,725
Other assets	765,981	175,099
Noncurrent
Financial assets, intangible assets, and PP&E	4,047	6,786,725
Other assets	6,560,744	112,436
TOTAL ASSETS	7,367,253	7,110,985
CURRENT
Loans, Financing and Debentures	224,853	384,299
Other liabilities	83,287	82,255
NON-CURRENT
Loans, Financing and Debentures	3,080,320	2,990,508
Other liabilities	490,516	407,578
Total Liabilities	3,878,976	3,864,640
Net Equity	R$ 3,488,277	R$ 3,246,345
Companhia Energtica Sinop
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 85,459	R$ 64,563
Other assets	89,213	70,034
Noncurrent
Financial assets, intangible assets, and PP&E	2,178,234	2,204,358
Other assets	594,036	288,075
TOTAL ASSETS	2,946,942	R$ 2,627,030
CURRENT
Loans, Financing and Debentures	26,823
Other liabilities	30,414
NON-CURRENT
Loans, Financing and Debentures	1,330,892
Other liabilities	84,741
Total Liabilities	1,472,870
Net Equity	R$ 1,474,072
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 69,886	R$ 138,473
Other assets	333,290	362,877
Noncurrent
Financial assets, intangible assets, and PP&E	2,963,093	3,541,588
Other assets	57,317	57,153
TOTAL ASSETS	3,423,586	4,100,091
CURRENT
Loans, Financing and Debentures	223,237	75,482
Other liabilities	81,438	180,497
NON-CURRENT
Loans, Financing and Debentures	901,994	730,024
Other liabilities	394,305	912,399
Total Liabilities	1,600,974	1,898,402
Net Equity	R$ 1,822,612	R$ 2,201,689
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Ownership interest (in percent)	33.00%	33.33%
Current
(-) Cash and cash equivalents	R$ 112,935	R$ 46,025
Other assets	111,788	74,060
Noncurrent
Financial assets, intangible assets, and PP&E	3,366,191	3,362,567
Other assets	370,104	438,080
TOTAL ASSETS	3,961,018	3,920,732
CURRENT
Loans, Financing and Debentures	116,689	113,773
Other liabilities	47,023	60,485
NON-CURRENT
Loans, Financing and Debentures	1,752,728	1,767,900
Other liabilities	73,241	77,351
Total Liabilities	1,989,681	2,019,509
Net Equity	R$ 1,971,337	R$ 1,901,223
Chapecoense Gerao S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
(-) Cash and cash equivalents	R$ 240,645	R$ 184,003
Other assets	138,713	161,734
Noncurrent
Financial assets, intangible assets, and PP&E	2,650,780	2,732,454
Other assets	93,675	118,866
TOTAL ASSETS	3,123,813	3,197,057
CURRENT
Loans, Financing and Debentures	138,759	138,706
Other liabilities	313,044	285,757
NON-CURRENT
Loans, Financing and Debentures	913,308	1,045,401
Other liabilities	734,044	737,591
Total Liabilities	2,099,155	2,207,455
Net Equity	R$ 1,024,658	R$ 989,602
Manaus Transmissora
Associates and joint ventures
Ownership interest (in percent)		19.50%
Current
(-) Cash and cash equivalents		R$ 73,448
Other assets		186,326
Noncurrent
Financial assets, intangible assets, and PP&E		38,873
Other assets		2,664,935
TOTAL ASSETS		2,963,582
CURRENT
Loans, Financing and Debentures		75,063
Other liabilities		149,959
NON-CURRENT
Loans, Financing and Debentures		647,885
Other liabilities		653,237
Total Liabilities		1,526,144
Net Equity		R$ 1,437,438
Mata de Santa Genebra
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 33,616	R$ 19,568
Other assets	12,688	10,931
Noncurrent
Financial assets, intangible assets, and PP&E	2,544,168	2,181,111
Other assets	289,562	153,550
TOTAL ASSETS	2,880,034	2,365,160
CURRENT
Loans, Financing and Debentures	95,074	33,964
Other liabilities	36,407	90,642
NON-CURRENT
Loans, Financing and Debentures	1,207,619	934,650
Other liabilities	431,139	339,312
Total Liabilities	1,770,239	1,398,568
Net Equity	R$ 1,109,795	R$ 966,592
Enerpeixe S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
(-) Cash and cash equivalents	R$ 287,831	R$ 307,780
Other assets	135,784	192,726
Noncurrent
Financial assets, intangible assets, and PP&E	1,417,723	1,471,006
Other assets	189,993	154,532
TOTAL ASSETS	2,031,331	2,126,044
CURRENT
Loans, Financing and Debentures	195,808	176,508
Other liabilities	418,639	414,211
NON-CURRENT
Loans, Financing and Debentures	467,505	573,087
Other liabilities	313,698	310,740
Total Liabilities	1,395,650	1,474,546
Net Equity	R$ 635,681	R$ 651,498
Serra do Facao Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.47%
Current
(-) Cash and cash equivalents	R$ 4	R$ 3
Other assets	236,243	156,883
Noncurrent
Financial assets, intangible assets, and PP&E	1,645,917	1,747,814
Other assets	145,010	153,643
TOTAL ASSETS	2,027,174	2,058,343
CURRENT
Loans, Financing and Debentures	50,473	50,744
Other liabilities	175,026	166,834
NON-CURRENT
Loans, Financing and Debentures	251,507	289,710
Other liabilities	1,505,919	1,524,799
Total Liabilities	1,982,925	2,032,087
Net Equity	R$ 44,249	R$ 26,256
Paranaba Transmissora
Associates and joint ventures
Ownership interest (in percent)	24.50%	24.50%
Current
(-) Cash and cash equivalents	R$ 20,338	R$ 13,931
Other assets	158,220	19,164
Noncurrent
Financial assets, intangible assets, and PP&E	5,518	1,812,949
Other assets	1,753,724	58,402
TOTAL ASSETS	1,937,800	1,904,446
CURRENT
Loans, Financing and Debentures	60,398	55,968
Other liabilities	43,667	48,631
NON-CURRENT
Loans, Financing and Debentures	580,451	612,854
Other liabilities	461,579	434,414
Total Liabilities	1,146,095	1,151,867
Net Equity	R$ 791,705	R$ 752,579
Energtica guas da Pedra S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 64,007	R$ 26,547
Other assets	42,099	44,273
Noncurrent
Financial assets, intangible assets, and PP&E	656,075	683,503
Other assets	28,372	28,829
TOTAL ASSETS	790,553	783,152
CURRENT
Loans, Financing and Debentures	35,430	35,573
Other liabilities	54,367	51,051
NON-CURRENT
Loans, Financing and Debentures	211,088	244,875
Other liabilities	14,795	15,805
Total Liabilities	315,680	347,304
Net Equity	R$ 474,873	R$ 435,848
Companhia Energtica Sinop S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
CURRENT
Loans, Financing and Debentures		R$ 47,959
Other liabilities		66,549
NON-CURRENT
Loans, Financing and Debentures		1,029,711
Other liabilities		251,384
Total Liabilities		1,395,603
Net Equity		R$ 1,231,427
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Ownership interest (in percent)	51.00%	51.00%
Current
(-) Cash and cash equivalents	R$ 17,073	R$ 25,017
Other assets	46,475	134,734
Noncurrent
Financial assets, intangible assets, and PP&E	2,583	845,532
Other assets	930,468	42,450
TOTAL ASSETS	996,599	1,047,733
CURRENT
Loans, Financing and Debentures	29,386	55,275
Other liabilities	38,772	28,916
NON-CURRENT
Loans, Financing and Debentures	360,282	499,213
Other liabilities	147,291	6,303
Total Liabilities	575,731	589,707
Net Equity	R$ 420,868	R$ 458,026
Chapada Piaui I Holding S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 21,770
Other assets		19,908
Noncurrent
Financial assets, intangible assets, and PP&E		746,512
Other assets		29,464
TOTAL ASSETS		817,654
CURRENT
Loans, Financing and Debentures		25,533
Other liabilities		30,858
NON-CURRENT
Loans, Financing and Debentures		530,657
Other liabilities		112,289
Total Liabilities		699,337
Net Equity		R$ 118,317
Chapada Piaui II Holding S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 17,671
Other assets		20,052
Noncurrent
Financial assets, intangible assets, and PP&E		759,287
Other assets		27,268
TOTAL ASSETS		824,278
CURRENT
Loans, Financing and Debentures		24,451
Other liabilities		28,561
NON-CURRENT
Loans, Financing and Debentures		539,513
Other liabilities		116,032
Total Liabilities		708,557
Net Equity		R$ 115,721
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 65,277	R$ 13,204
Other assets	171,005	224,958
Noncurrent
Financial assets, intangible assets, and PP&E	476,807	477,011
Other assets	36,349	27,672
TOTAL ASSETS	749,438	742,845
CURRENT
Loans, Financing and Debentures	23,644	22,481
Other liabilities	49,609	49,004
NON-CURRENT
Loans, Financing and Debentures	55,122	78,733
Other liabilities	185,388	132,855
Total Liabilities	313,763	283,073
Net Equity	R$ 435,675	R$ 459,772
Goias Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 10,745	R$ 8,804
Other assets	55,556	6,220
Noncurrent
Financial assets, intangible assets, and PP&E	566,134	626,825
Other assets	8,624	8,286
TOTAL ASSETS	641,059	650,135
CURRENT
Loans, Financing and Debentures	17,842	17,694
Other liabilities	33,788	32,784
NON-CURRENT
Loans, Financing and Debentures	156,462	172,648
Other liabilities	41,290	42,165
Total Liabilities	249,382	265,291
Net Equity	R$ 391,677	R$ 384,844
Vamcruz I
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 79,544
Other assets		19,567
Noncurrent
Financial assets, intangible assets, and PP&E		453,165
TOTAL ASSETS		552,276
CURRENT
Loans, Financing and Debentures		18,108
Other liabilities		14,761
NON-CURRENT
Loans, Financing and Debentures		216,177
Other liabilities		35,693
Total Liabilities		284,739
Net Equity		R$ 267,537
Serra das Vac as Holding
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 13,981
Other assets		7,417
Noncurrent
Financial assets, intangible assets, and PP&E		483,119
Other assets		14,427
TOTAL ASSETS		518,944
CURRENT
Loans, Financing and Debentures		19,276
Other liabilities		12,636
NON-CURRENT
Loans, Financing and Debentures		248,051
Other liabilities		57,868
Total Liabilities		337,831
Net Equity		R$ 181,113
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 14,673	R$ 20,042
Other assets	55,273	6,681
Noncurrent
Financial assets, intangible assets, and PP&E	310	403,512
Other assets	352,081	5,667
TOTAL ASSETS	422,337	435,902
CURRENT
Loans, Financing and Debentures	15,384	13,553
Other liabilities	14,692	7,294
NON-CURRENT
Loans, Financing and Debentures	80,523	95,699
Other liabilities	26,529	27,141
Total Liabilities	137,128	143,687
Net Equity	R$ 285,209	R$ 292,215
Vale do Sao Bartolomeu
Associates and joint ventures
Ownership interest (in percent)	39.00%	39.00%
Current
(-) Cash and cash equivalents	R$ 32	R$ 1,716
Other assets	9,121	7,401
Noncurrent
Financial assets, intangible assets, and PP&E	481,746	438,758
Other assets	7,781	7,222
TOTAL ASSETS	498,680	455,097
CURRENT
Loans, Financing and Debentures	22,721	22,050
Other liabilities	12,078	11,622
NON-CURRENT
Loans, Financing and Debentures	74,801	95,529
Other liabilities	11,958	6,940
Total Liabilities	121,558	136,141
Net Equity	R$ 377,122	R$ 318,956
Triangulo Mineiro Transmissora
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 7,270	R$ 2,039
Other assets	6,678	5,026
Noncurrent
Financial assets, intangible assets, and PP&E	464,986	435,814
Other assets	13,057	12,509
TOTAL ASSETS	491,991	455,388
CURRENT
Loans, Financing and Debentures	23,004	22,368
Other liabilities	12,280	2,330
NON-CURRENT
Loans, Financing and Debentures	77,554	100,381
Other liabilities	9,729	6,096
Total Liabilities	122,567	131,175
Net Equity	R$ 369,424	R$ 324,213
Retiro Baixo Energetica S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	19.61%
Current
(-) Cash and cash equivalents	R$ 55,676	R$ 35,582
Other assets	12,506	11,412
Noncurrent
Financial assets, intangible assets, and PP&E	333,502	343,504
Other assets	9,453	10,631
TOTAL ASSETS	411,137	401,129
CURRENT
Loans, Financing and Debentures	13,703	13,651
Other liabilities	20,236	18,523
NON-CURRENT
Loans, Financing and Debentures	68,468	81,905
Other liabilities	9,198	8,985
Total Liabilities	111,605	123,064
Net Equity	R$ 299,532	R$ 278,065
Rouar
Associates and joint ventures
Ownership interest (in percent)	50.00%	50.00%
Current
(-) Cash and cash equivalents	R$ 68,184	R$ 92,982
Other assets	5,463	6,416
Noncurrent
Financial assets, intangible assets, and PP&E	326,407	315,590
Other assets	17,956	19,962
TOTAL ASSETS	418,010	434,950
CURRENT
Loans, Financing and Debentures	12,716	12,004
Other liabilities	1,314	1,206
NON-CURRENT
Loans, Financing and Debentures	164,083	166,479
Other liabilities	20,643	6,404
Total Liabilities	198,756	186,093
Net Equity	R$ 219,254	R$ 248,858
MGE Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 14,468	R$ 12,855
Other assets	4,149	2,803
Noncurrent
Financial assets, intangible assets, and PP&E	351,683	355,902
Other assets	4,225	4,239
TOTAL ASSETS	374,525	R$ 375,799
CURRENT
Loans, Financing and Debentures	9,364
Other liabilities	16,538
NON-CURRENT
Loans, Financing and Debentures	57,755
Other liabilities	23,981
Total Liabilities	107,638
Net Equity	R$ 266,887
MGE Transmissao S.A. | TDG
Associates and joint ventures
Ownership interest (in percent)		49.00%
CURRENT
Loans, Financing and Debentures		R$ 9,342
Other liabilities		15,626
NON-CURRENT
Loans, Financing and Debentures		66,173
Other liabilities		24,284
Total Liabilities		115,425
Net Equity		R$ 260,374
Transnorte Energia S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
(-) Cash and cash equivalents		R$ 7,283
Other assets		8,395
Noncurrent
Other assets		279,180
TOTAL ASSETS		294,858
CURRENT
Other liabilities		727
NON-CURRENT
Other liabilities		10,459
Total Liabilities		11,186
Net Equity		R$ 283,672
Transenergia So Paulo S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 4,497	R$ 2,511
Other assets	17,429	1,765
Noncurrent
Financial assets, intangible assets, and PP&E	244	182,015
Other assets	171,961	1,972
TOTAL ASSETS	194,131	188,263
CURRENT
Loans, Financing and Debentures	4,437	4,424
Other liabilities	6,216	2,903
NON-CURRENT
Loans, Financing and Debentures	28,421	32,755
Other liabilities	43,778	49,033
Total Liabilities	82,852	89,115
Net Equity	R$ 111,279	R$ 99,148
Baguari
Associates and joint ventures
Ownership interest (in percent)	31.00%	30.61%
Current
(-) Cash and cash equivalents	R$ 8,828	R$ 5,942
Other assets	50,749	35,858
Noncurrent
Financial assets, intangible assets, and PP&E	185,593	194,769
Other assets	1,918	9,320
TOTAL ASSETS	247,088	245,889
CURRENT
Other liabilities	15,571	9,213
NON-CURRENT
Other liabilities	4,533	4,706
Total Liabilities	20,104	13,919
Net Equity	R$ 226,984	R$ 231,970
Manaus Construtora Ltda
Associates and joint ventures
Ownership interest (in percent)	49.50%	49.50%
Current
(-) Cash and cash equivalents		R$ 1
Other assets	R$ 88,136	87,794
Noncurrent
Other assets	1	1
TOTAL ASSETS	88,137	87,796
CURRENT
Other liabilities	2,263	2,317
NON-CURRENT
Loans, Financing and Debentures	23,769
Other liabilities	23,298	47,067
Total Liabilities	49,330	49,384
Net Equity	R$ 38,807	R$ 38,412
Livramento
Associates and joint ventures
Ownership interest (in percent)		78.00%
Current
(-) Cash and cash equivalents		R$ 3,725
Other assets		2,349
Noncurrent
Financial assets, intangible assets, and PP&E		159,904
Other assets		3,402
TOTAL ASSETS		169,380
CURRENT
Loans, Financing and Debentures		3,540
Other liabilities		4,700
NON-CURRENT
Loans, Financing and Debentures		35,422
Other liabilities		180,569
Total Liabilities		224,231
Net Equity		R$ (54,851)
Fronteira Oeste
Associates and joint ventures
Ownership interest (in percent)	51.00%	51.00%
Current
(-) Cash and cash equivalents	R$ 22,173	R$ 1,273
Other assets	4,649	14,386
Noncurrent
Financial assets, intangible assets, and PP&E	14	121,928
Other assets	145,614	13,819
TOTAL ASSETS	172,450	151,406
CURRENT
Other liabilities	1,895	22,886
NON-CURRENT
Other liabilities	81,010	25,510
Total Liabilities	82,905	48,396
Net Equity	R$ 89,545	R$ 103,010
Tijoa Partic ipa es e Investimentos
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 20,353
Other assets	56,472
Noncurrent
Financial assets, intangible assets, and PP&E	42,906
Other assets	180
TOTAL ASSETS	119,911
CURRENT
Other liabilities	63,676	R$ 51,350
NON-CURRENT
Other liabilities	29,799	30,751
Total Liabilities	93,475	82,101
Net Equity	R$ 26,436	R$ 21,088
Caldas Novas Transmissao
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 2,277	R$ 2,023
Other assets	585	530
Noncurrent
Financial assets, intangible assets, and PP&E	33,205	33,938
Other assets	783	748
TOTAL ASSETS	36,850	37,239
CURRENT
Loans, Financing and Debentures	1,374	1,341
Other liabilities	2,733	3,202
NON-CURRENT
Loans, Financing and Debentures	7,484	8,888
Other liabilities	2,234	2,283
Total Liabilities	13,825	15,714
Net Equity	R$ 23,025	R$ 21,525
Construtora Integrao Ltda
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 256	R$ 1
Other assets	44,214	45,781
Noncurrent
Other assets	657	5,559
TOTAL ASSETS	45,127	51,341
CURRENT
Other liabilities	1,247	2,706
NON-CURRENT
Other liabilities		103
Total Liabilities	1,247	2,809
Net Equity	R$ 43,880	R$ 48,532
Lago Azul Transmisso
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 6,941	R$ 5,389
Other assets	900	824
Noncurrent
Financial assets, intangible assets, and PP&E	36,756	58,082
Other assets	271	271
TOTAL ASSETS	44,868	64,566
CURRENT
Other liabilities	3,610	7,942
NON-CURRENT
Other liabilities	1,410
Total Liabilities	5,020	7,942
Net Equity	R$ 39,848	R$ 56,624
CSE Centro De Solues Estratgic as
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 9,041	R$ 6,649
Other assets	1,156	2,864
Noncurrent
Financial assets, intangible assets, and PP&E	899	887
Other assets	18	165
TOTAL ASSETS	11,114	10,565
CURRENT
Other liabilities	3,977	5,411
NON-CURRENT
Other liabilities	126
Total Liabilities	4,103	5,411
Net Equity	R$ 7,011	R$ 5,154
Amapari Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	40.07%
Current
(-) Cash and cash equivalents	R$ 45,200	R$ 4,127
Other assets	997	115
Noncurrent
Financial assets, intangible assets, and PP&E	473
Other assets		1,943
TOTAL ASSETS	46,670	6,185
CURRENT
Other liabilities	3,552	32,688
NON-CURRENT
Other liabilities	46,317	3,275
Total Liabilities	49,869	35,963
Net Equity	R$ (3,199)	R$ (29,778)
Energia Olimpica S.A.
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.90%
Current
(-) Cash and cash equivalents	R$ 2,235	R$ 2,235
Other assets	3,233	3,233
Noncurrent
TOTAL ASSETS	5,468	5,468
CURRENT
Other liabilities	2,974	2,974
NON-CURRENT
Total Liabilities	2,974	2,974
Net Equity	R$ 2,494	R$ 2,494
Inambari Geracao de Energia (Igesa)
Associates and joint ventures
Ownership interest (in percent)	20.00%	19.61%
Current
(-) Cash and cash equivalents	R$ 51	R$ 51
Other assets	254	254
Noncurrent
TOTAL ASSETS	305	305
CURRENT
Other liabilities	280	280
NON-CURRENT
Total Liabilities	280	280
Net Equity	R$ 25	R$ 25
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
(-) Cash and cash equivalents	R$ 3,770	R$ 37,490
Other assets	121,017	93,081
Noncurrent
Financial assets, intangible assets, and PP&E	2,652	1,018,264
Other assets	1,032,007	14,241
TOTAL ASSETS	1,159,446	1,163,076
CURRENT
Loans, Financing and Debentures	33,399	33,400
Other liabilities	22,812	26,958
NON-CURRENT
Loans, Financing and Debentures	186,232	218,523
Other liabilities	155,034	165,413
Total Liabilities	397,477	444,294
Net Equity	R$ 761,969	R$ 718,782